JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.2%
Airlines — 0.5%
Southwest Airlines Co.*	1,828	83,702

Banks — 8.4%
Citizens Financial Group, Inc.	4,219	191,267
Fifth Third Bancorp	5,394	232,162
First Citizens BancShares, Inc., Class A	74	49,441
Huntington Bancshares, Inc.	17,591	257,187
M&T Bank Corp.	1,731	293,424
Regions Financial Corp.	9,649	214,791
Zions Bancorp NA	2,066	135,424

		1,373,696

Beverages — 1.3%
Constellation Brands, Inc., Class A	503	115,819
Keurig Dr Pepper, Inc.	2,700	102,339

		218,158

Building Products — 2.5%
Carlisle Cos., Inc.	981	241,194
Fortune Brands Home & Security, Inc.	2,269	168,506

		409,700

Capital Markets — 6.3%
Ameriprise Financial, Inc.	878	263,582
Northern Trust Corp.	1,621	188,813
Raymond James Financial, Inc.	2,038	224,034
State Street Corp.	2,359	205,542
T. Rowe Price Group, Inc.	1,041	157,391

		1,039,362

Chemicals — 1.5%
Celanese Corp.	857	122,391
RPM International, Inc.	1,501	122,212

		244,603

Communications Equipment — 1.6%
Motorola Solutions, Inc.	1,092	264,454

Construction Materials — 0.9%
Martin Marietta Materials, Inc.	385	148,245

Consumer Finance — 0.9%
Discover Financial Services	1,394	153,603

Containers & Packaging — 1.9%
Packaging Corp. of America	1,015	158,436
Silgan Holdings, Inc.	3,473	160,540

		318,976

Distributors — 1.6%
Genuine Parts Co.	773	97,378
LKQ Corp.	3,599	163,443

		260,821

Diversified Financial Services — 0.6%
Voya Financial, Inc.(a)	1,428	94,758

Electric Utilities — 3.6%
Edison International	1,576	110,484
Entergy Corp.	1,793	209,324
Xcel Energy, Inc.	3,769	271,983

		591,791

Electrical Equipment — 3.5%
Acuity Brands, Inc.	1,061	200,793
AMETEK, Inc.	1,213	161,559
Hubbell, Inc.	1,124	206,502

		568,854

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	1,782	134,276
CDW Corp.	851	152,283
Jabil, Inc.	1,717	106,002
TD SYNNEX Corp.	1,485	153,236

		545,797

Entertainment — 1.2%
Zynga, Inc., Class A*	20,739	191,627

Equity Real Estate Investment Trusts (REITs) — 10.8%
American Homes 4 Rent, Class A	3,462	138,584
AvalonBay Communities, Inc.	607	150,711
Boston Properties, Inc.	1,143	147,281
Brixmor Property Group, Inc.	3,855	99,486
Essex Property Trust, Inc.	269	93,086
Federal Realty Investment Trust	616	75,210
Host Hotels & Resorts, Inc.	3,061	59,478
JBG SMITH Properties	2,117	61,855
Kimco Realty Corp.	4,705	116,208
Mid-America Apartment Communities, Inc.	401	83,954
Rayonier, Inc.	3,916	161,032
Regency Centers Corp.	1,057	75,390
Rexford Industrial Realty, Inc.	1,088	81,191
Sun Communities, Inc.	424	74,370
Ventas, Inc.	1,222	75,449
Weyerhaeuser Co.	4,191	158,847
WP Carey, Inc.	1,313	106,137

		1,758,269

Food & Staples Retailing — 1.6%
Kroger Co. (The)	2,423	139,033
US Foods Holding Corp.*	3,232	121,619

		260,652

Food Products — 0.6%
Post Holdings, Inc.*	1,314	90,991

Gas Utilities — 1.3%
National Fuel Gas Co.(a)	3,046	209,251

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	1,381	176,633

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	1,594	246,609
Henry Schein, Inc.*	2,397	208,975
Laboratory Corp. of America Holdings*	864	227,768
Universal Health Services, Inc., Class B	1,132	164,129

		847,481

Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	599	79,572
Expedia Group, Inc.*	438	85,758

		165,330

Household Durables — 1.7%
Mohawk Industries, Inc.*	886	110,100

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Newell Brands, Inc.	8,106	173,543

		283,643

Household Products — 0.4%
Energizer Holdings, Inc.	1,981	60,940

Insurance — 6.3%
Alleghany Corp.*	125	105,823
Arch Capital Group Ltd.*	2,209	106,944
Hartford Financial Services Group, Inc. (The)	2,394	171,922
Lincoln National Corp.	1,928	126,023
Loews Corp.	4,157	269,438
RenaissanceRe Holdings Ltd. (Bermuda)	679	107,680
WR Berkley Corp.	2,229	148,458

		1,036,288

Interactive Media & Services — 0.9%
InterActiveCorp.*	1,536	154,041

IT Services — 1.7%
FleetCor Technologies, Inc.*	794	197,813
GoDaddy, Inc., Class A*	914	76,514

		274,327

Machinery — 5.5%
IDEX Corp.	632	121,211
ITT, Inc.	2,054	154,446
Lincoln Electric Holdings, Inc.	1,285	177,094
Middleby Corp. (The)*	972	159,347
Snap-on, Inc.	855	175,776
Timken Co. (The)	1,868	113,381

		901,255

Media — 2.1%
Liberty Broadband Corp., Class C*	1,433	193,910
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,158	144,396

		338,306

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,642	81,687

Multiline Retail — 0.9%
Kohl’s Corp.	2,465	149,022

Multi-Utilities — 3.4%
CMS Energy Corp.	3,507	245,281
Sempra Energy	462	77,621
WEC Energy Group, Inc.	2,363	235,822

		558,724

Oil, Gas & Consumable Fuels — 4.6%
Coterra Energy, Inc.	8,684	234,197
Diamondback Energy, Inc.	1,677	229,856
Williams Cos., Inc. (The)	8,820	294,666

		758,719

Personal Products — 0.2%
BellRing Brands, Inc.*	1,665	38,422

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc*	791	123,161

Professional Services — 1.0%
Leidos Holdings, Inc.	1,468	158,611

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A*	1,566	143,281

Software — 1.0%
NortonLifeLock, Inc.	6,014	159,480

Specialty Retail — 3.1%
AutoZone, Inc.*	115	235,462
Bath & Body Works, Inc.	1,248	59,664
Best Buy Co., Inc.	1,493	135,688
Gap, Inc. (The)	5,945	83,704

		514,518

Textiles, Apparel & Luxury Goods — 2.5%
Carter’s, Inc.	1,440	132,466
Ralph Lauren Corp.	1,233	139,908
Tapestry, Inc.	3,482	129,343

		401,717

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.	6,205	84,084

TOTAL COMMON STOCKS (Cost $9,725,112)		16,236,980

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(b)(c) (Cost $125,238)	125,218	125,243

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(b)(c)	19,213	19,198
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(b)(c)	3,153	3,153

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $22,349)		22,351

TOTAL SHORT-TERM INVESTMENTS (Cost $147,587)		147,594

Total Investments — 100.1% (Cost $9,872,699)		16,384,574
Liabilities in Excess of Other Assets — (0.1)%		(13,691)

Net Assets — 100.0%		16,370,883

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $21,657.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$16,384,574	$—	$—	$16,384,574

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(a)(b)	$334,195	$1,862,033	$2,070,922	$(68)	$5	$125,243	125,218	$101	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(a)(b)	18,535	406,001	405,300	(41)	3	19,198	19,213	24	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	3,666	188,204	188,717	—	—	3,153	3,153	2	—

Total	$356,396	$2,456,238	$2,664,939	$(109)	$8	$147,594		$127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.